Note 3 - Mergers and Acquisitions (Details) - Pro Forma Results - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pro Forma Results [Abstract]
Revenues	$ 1,205,864	$ 886,721
Net income	$ 194,716	$ 167,842
Net income per common share:
Basic	$ 3.74	$ 3.40
Diluted	$ 3.60	$ 3.31